SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.        SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)        Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	2021	2020
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,348

	36,348	36,348

Mr. Huang Jia Dong, the prior Chief Executive Officer and a prior director of the company, and Mr. Wong Kung Tok, formerly one of the Company’s significant shareholders, provide working capital loans to the Company from time to time during the normal course of its business. These loans amounted to RMB 35,057,000 and RMB 35,057,000 as of December 31, 2021 and 2020, respectively. These loans are interest free, unsecured and repayable on demand. Mr. Huang and Mr. Wong are brothers-in-law.

As of December 31, 2021, the Company had a loan of US$167,000 (equivalent to RMB 1,160,000) (2020: US$167,000 (equivalent to RMB 1,160,000)) payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand.

As of December 31, 2021, the Company had a loan of US $20,000 (equivalent to RMB 131,000) (2020: US$20,000 (equivalent to RMB131,000)) payable to Alex Ng Man Shek, a director and corporate secretary of the Company. This loan is interest free, unsecured and repayable on demand.

During the year ended December 31, 2021, the Company paid a total of RMB 8,840,000 in consultancy fees to Anhui Zhongjun Enterprise Management Co., Ltd. (“Anhui Zhongjun”); of the RMB 8,840,000 total consultancy fees, RMB 5,993,000 were expensed during the year. The remaining RMB 2,847,000 was recorded under prepayments under current assets as of December 31, 2021. During the year ended December 31, 2021, the Company received a total of RMB 1,460,000 from Anhui Zhongjun for the provision of business management services. The Company completed all performance obligations pertaining to the RMB 1,460,000 received and recognized revenue of RMB 1,378,000, net of PRC value-added tax of RMB 82,000. The director of Anhui Zhongjun, Zhang Yonghong is also a director of the Company's subsidiary, Chengdu Future Talented Management and Consulting Co., Ltd.

During the year ended December 31, 2021, the Company incurred a total of RMB 36,929,000 in cost of revenue to Lianjie (Hainan)Technology Co., Ltd. (“Lianjie”). The Company paid RMB 34,364,000 to Lianjie for the cost of revenue incurred. As of December 31, 2021, the Company had trade accounts payable of RMB 2,565,000 due to Lianjie. Lin Yufeng, a director of the Company’s subsidiary, Hainan KylinCloud Services Technology Co., Ltd., was a significant shareholder of Lianjie from September 22, 2021 until November 19, 2021.